OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Disclosure of other payables [Abstract]
OTHER PAYABLES
NOTE 10: -	OTHER PAYABLES
	December 31,
	2018	2017

Employees and payroll accruals	$1,776	$1,881
Accrued expenses	935	717
Government authorities	305	336

	$3,016	$2,934